SPDR® S&P 500® ETF Trust

A Unit Investment Trust

Annual Report

September 30, 2010

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of The McGraw-Hill Companies, Inc. State Street Global Markets, LLC is permitted to use these trademarks pursuant to a “License Agreement” with Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and SPDR S&P 500 ETF Trust, is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR S&P 500 ETF Trust is not, however, sponsored by or affiliated with Standard & Poor’s or The McGraw-Hill Companies, Inc.

SPDR S&P 500 ETF Trust
Trust Overview

OBJECTIVE:
The SPDR S&P 500 ETF Trust (the “Trust”) is an exchange traded fund designed to generally correspond to the price and yield performance of the S&P 500® Index.

STRATEGY:
To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 500 securities of the S&P 500® Index are owned by the Trust in their approximate market capitalization weight. A replication management approach should result in low expected tracking error of the Trust relative to its benchmark.

PERFORMANCE OVERVIEW:
The Trust ended its fiscal year on September 30, 2010 with a 12-month total return of 10.08% on net asset value as compared to the S&P 500® Index return of 10.16%.

The Trust’s performance reflects the operating expenses of the Trust, including brokerage and Trustee fees. The S&P 500® Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500 ETF Trust
Schedule of Investments
September 30, 2010

Common Stocks	Shares	Value

3M Co.	5,384,706	$466,907,857
Abbott Laboratories	11,656,468	608,933,888
Abercrombie & Fitch Co. (Class A)	667,532	26,247,358
ACE, Ltd.	2,541,504	148,042,608
Adobe Systems, Inc.*	3,976,197	103,977,552
Advanced Micro Devices, Inc.*	4,273,001	30,381,037
Aetna, Inc.	3,151,222	99,610,127
AFLAC, Inc.	3,546,962	183,413,405
Agilent Technologies, Inc.*	2,629,171	87,735,436
Air Products & Chemicals, Inc.	1,603,816	132,828,041
Airgas, Inc.	560,054	38,055,669
AK Steel Holding Corp.	831,883	11,488,304
Akamai Technologies, Inc.*	1,371,565	68,825,132
Alcoa, Inc.	7,712,586	93,399,416
Allegheny Energy, Inc.	1,280,302	31,393,005
Allegheny Technologies, Inc.	743,164	34,519,968
Allergan, Inc.	2,322,128	154,491,176
Altera Corp.	2,278,473	68,718,746
Altria Group, Inc.	15,726,714	377,755,670
Amazon.com, Inc.*	2,675,555	420,222,668
Ameren Corp.	1,799,624	51,109,322
American Electric Power Co., Inc.	3,617,357	131,056,844
American Express Co.	7,865,760	330,597,893
American International Group, Inc.*	1,019,778	39,873,320
American Tower Corp. (Class A)*	3,046,810	156,179,481
Ameriprise Financial, Inc.	1,895,254	89,702,372
AmerisourceBergen Corp.	2,134,233	65,435,584
Amgen, Inc.*	7,233,877	398,658,961
Amphenol Corp. (Class A)	1,311,398	64,232,274
Anadarko Petroleum Corp.	3,736,361	213,159,395
Analog Devices, Inc.	2,251,292	70,645,543
Aon Corp.	2,034,345	79,563,233
Apache Corp.	2,752,803	269,114,021
Apartment Investment & Management Co. (Class A)	882,191	18,861,244
Apollo Group, Inc. (Class A)*	950,100	48,787,635
Apple, Inc.*	6,902,640	1,958,624,100
Applied Materials, Inc.	10,145,568	118,500,234
Archer-Daniels-Midland Co.	4,856,445	155,017,724
Assurant, Inc.	803,280	32,693,496
AT&T, Inc.	44,621,968	1,276,188,285
Autodesk, Inc.*	1,732,528	55,388,920
Automatic Data Processing, Inc.	3,714,066	156,102,194
AutoNation, Inc.*	471,409	10,960,259
Autozone, Inc.*	220,753	50,532,569
AvalonBay Communities, Inc.	627,273	65,192,483
Avery Dennison Corp.	834,422	30,973,745
Avon Products, Inc.	3,235,913	103,905,166
Baker Hughes, Inc.	3,240,059	138,026,513
Ball Corp.	697,564	41,051,641
Bank of America Corp.	75,763,287	993,256,693
Baxter International, Inc.	4,411,239	210,460,213
BB&T Corp.	5,226,925	125,864,354
Becton, Dickinson & Co.	1,762,928	130,632,965
Bed Bath & Beyond, Inc.*	1,988,307	86,312,407
Bemis Co., Inc.	824,842	26,188,734
Berkshire Hathaway, Inc. (Class B) *	13,088,808	1,082,182,645
Best Buy Co., Inc.	2,613,576	106,712,308
Big Lots, Inc.*	606,676	20,171,977
Biogen Idec, Inc.*	1,827,022	102,532,475
BMC Software, Inc.*	1,370,917	55,494,720
Boston Properties, Inc.	1,050,611	87,326,786
Boston Scientific Corp.*	11,453,960	70,212,775
Bristol-Myers Squibb Co.	12,986,146	352,054,418
Broadcom Corp. (Class A)	3,389,689	119,961,094
Brown-Forman Corp. (Class B)	782,602	48,239,587
C.H. Robinson Worldwide, Inc.	1,252,582	87,580,533
C.R. Bard, Inc.	717,874	58,456,480
CA, Inc.	2,949,611	62,295,784
Cabot Oil & Gas Corp.	785,573	23,653,603
Cameron International Corp.*	1,845,117	79,266,226
Campbell Soup Co.	1,413,415	50,529,586
Capital One Financial Corp.	3,448,880	136,403,204
Cardinal Health, Inc.	2,649,675	87,545,262
CareFusion Corp.*	1,684,711	41,848,221
CarMax, Inc.*	1,685,290	46,952,179
Carnival Corp.	3,270,422	124,962,825
Caterpillar, Inc.	4,740,508	372,983,169
CB Richard Ellis Group, Inc. (Class A)*	2,192,994	40,087,930
CBS Corp. (Class B)	5,136,511	81,465,064
Celgene Corp.*	3,480,172	200,492,709
CenterPoint Energy, Inc.	3,144,727	49,435,108
CenturyLink, Inc.	2,269,699	89,562,323
Cephalon, Inc.*	567,606	35,441,319
Cerner Corp.*	516,013	43,339,932
CF Industries Holdings, Inc.	536,432	51,229,256
Chesapeake Energy Corp.	4,917,094	111,372,179
Chevron Corp.	15,168,246	1,229,386,338
Chubb Corp.	2,372,949	135,234,364
CIGNA Corp.	2,089,037	74,745,744
Cincinnati Financial Corp.	1,231,286	35,522,601
Cintas Corp.	993,994	27,384,535
Cisco Systems, Inc.*	43,127,979	944,502,740
Citigroup, Inc.*	179,795,747	701,203,413
Citrix Systems, Inc.*	1,402,721	95,721,681
Cliffs Natural Resources, Inc.	1,023,500	65,422,120
Clorox Co.	1,064,385	71,058,343

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

Common Stocks	Shares	Value

CME Group, Inc.	508,333	$132,395,330
CMS Energy Corp.	1,736,898	31,298,902
Coach, Inc.	2,244,723	96,433,300
Coca-Cola Enterprises, Inc.	2,456,878	76,163,218
Cognizant Technology Solutions Corp. (Class A)*	2,261,565	145,803,096
Colgate-Palmolive Co.	3,670,370	282,104,638
Comcast Corp. (Class A)	21,198,032	383,260,419
Comerica, Inc.	1,331,437	49,462,885
Computer Sciences Corp.	1,165,007	53,590,322
Compuware Corp.*	1,699,589	14,497,494
ConAgra Foods, Inc.	3,365,849	73,846,727
ConocoPhillips	11,204,779	643,490,458
CONSOL Energy, Inc.	1,704,466	62,997,063
Consolidated Edison, Inc.	2,129,399	102,679,620
Constellation Brands, Inc. (Class A)*	1,334,429	23,606,049
Constellation Energy Group, Inc.	1,520,712	49,027,755
Corning, Inc.	11,788,649	215,496,504
Costco Wholesale Corp.	3,329,876	214,743,703
Coventry Health Care, Inc.*	1,118,119	24,073,102
CSX Corp.	2,865,155	158,500,375
Cummins, Inc.	1,515,090	137,236,852
CVS Caremark Corp.	10,276,616	323,405,106
D.R. Horton, Inc.	2,091,669	23,259,359
Danaher Corp.	4,045,208	164,275,897
Darden Restaurants, Inc.	1,061,273	45,401,259
DaVita, Inc.*	784,341	54,143,059
Dean Foods Co.*	1,371,968	14,007,793
Deere & Co.	3,207,989	223,853,472
Dell, Inc.*	12,772,640	165,533,414
Denbury Resources, Inc.*	3,015,738	47,920,077
DENTSPLY International, Inc.	1,105,893	35,355,399
Devon Energy Corp.	3,283,082	212,546,729
DeVry, Inc.	467,881	23,024,424
Diamond Offshore Drilling, Inc.	524,491	35,544,755
DIRECTV*	6,536,534	272,115,910
Discover Financial Services	4,107,915	68,520,022
Discovery Communications, Inc. (Class A)*	2,147,881	93,540,218
Dominion Resources, Inc.	4,448,893	194,238,668
Dover Corp.	1,410,117	73,622,209
Dr. Pepper Snapple Group, Inc.	1,802,832	64,036,593
DTE Energy Co.	1,272,249	58,434,397
Duke Energy Corp.	9,919,334	175,671,405
Dun & Bradstreet Corp.	380,996	28,247,043
E*TRADE Financial Corp.*	1,498,229	21,784,250
E. I. du Pont de Nemours & Co.	6,841,601	305,272,237
Eastman Chemical Co.	546,942	40,473,708
Eastman Kodak Co.*	2,037,173	8,556,127
Eaton Corp.	1,265,677	104,405,696
eBay, Inc.*	8,727,685	212,955,514
Ecolab, Inc.	1,763,250	89,467,305
Edison International	2,461,570	84,653,392
El Paso Corp.	5,315,937	65,811,300
Electronic Arts, Inc.*	2,471,638	40,609,012
Eli Lilly & Co.	7,662,713	279,918,906
EMC Corp.*	15,522,884	315,269,774
Emerson Electric Co.	5,687,461	299,501,696
Entergy Corp.	1,429,530	109,401,931
EOG Resources, Inc.	1,912,188	177,776,118
EQT Corp.	1,087,258	39,206,523
Equifax, Inc.	956,472	29,841,926
Equity Residential	2,137,127	101,663,131
Exelon Corp.	4,988,285	212,401,175
Expedia, Inc.	1,566,041	44,178,017
Expeditors International of Washington, Inc.	1,607,761	74,326,791
Express Scripts, Inc.*	4,096,111	199,480,606
Exxon Mobil Corp.	38,460,339	2,376,464,347
Family Dollar Stores, Inc.	1,019,743	45,031,851
Fastenal Co.	1,118,302	59,482,483
Federated Investors, Inc. (Class B)	669,984	15,248,836
FedEx Corp.	2,365,512	202,251,276
Fidelity National Information Services, Inc.	1,930,487	52,374,112
Fifth Third Bancorp	6,003,540	72,222,586
First Horizon National Corp.*	1,758,633	20,065,999
First Solar, Inc.*	408,541	60,198,516
FirstEnergy Corp.	2,302,398	88,734,419
Fiserv, Inc.*	1,152,711	62,038,906
FLIR Systems, Inc.*	1,156,558	29,723,541
Flowserve Corp.	422,760	46,258,399
Fluor Corp.	1,350,835	66,906,858
FMC Corp.	548,834	37,545,734
FMC Technologies, Inc.*	918,293	62,710,229
Ford Motor Co.*	25,991,236	318,132,729
Forest Laboratories, Inc.*	2,156,419	66,698,040
Fortune Brands, Inc.	1,150,255	56,627,054
Franklin Resources, Inc.	1,115,747	119,273,354
Freeport-McMoRan Copper & Gold, Inc.	3,562,250	304,180,528
Frontier Communications Corp.	7,484,095	61,145,056
GameStop Corp. (Class A)*	1,153,904	22,743,448
Gannett Co., Inc.	1,794,483	21,946,527
General Dynamics Corp.	2,871,866	180,381,903
General Electric Co.	80,770,126	1,312,514,548
General Mills, Inc.	4,845,541	177,056,068

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

Common Stocks	Shares	Value

Genuine Parts Co.	1,200,070	$53,511,121
Genworth Financial, Inc. (Class A)*	3,694,710	45,149,356
Genzyme Corp.*	1,921,947	136,054,628
Gilead Sciences, Inc.*	6,332,707	225,507,696
Goodrich Corp.	945,505	69,712,084
Google, Inc. (Class A)*	1,879,974	988,471,529
H&R Block, Inc.	2,325,237	30,111,819
H.J. Heinz Co.	2,388,439	113,140,355
Halliburton Co.	6,836,312	226,076,838
Harley-Davidson, Inc.	1,778,785	50,588,645
Harman International Industries, Inc.*	524,652	17,528,623
Harris Corp.	981,293	43,461,467
Hartford Financial Services Group, Inc.	3,354,644	76,989,080
Hasbro, Inc.	1,058,767	47,125,719
HCP, Inc.	2,342,100	84,268,758
Health Care REIT, Inc.	1,000,583	47,367,599
Helmerich & Payne, Inc.	798,191	32,294,808
Hess Corp.	2,207,104	130,483,988
Hewlett-Packard Co.	17,113,037	719,945,467
Home Depot, Inc.	12,576,355	398,418,926
Honeywell International, Inc.	5,785,676	254,222,603
Hormel Foods Corp.	522,982	23,324,997
Hospira, Inc.*	1,252,628	71,412,322
Host Hotels & Resorts, Inc.	4,972,154	71,996,790
Hudson City Bancorp, Inc.	3,992,801	48,951,740
Humana, Inc.*	1,285,785	64,597,838
Huntington Bancshares, Inc.	5,412,758	30,690,338
Illinois Tool Works, Inc.	3,835,766	180,357,717
Integrys Energy Group, Inc.	581,333	30,264,196
Intel Corp.	42,015,976	807,967,219
IntercontinentalExchange, Inc.*	558,893	58,527,275
International Business Machines Corp.	9,522,392	1,277,333,663
International Flavors & Fragrances, Inc.	600,993	29,160,180
International Game Technology	2,245,934	32,453,746
International Paper Co.	3,298,156	71,734,893
Intuit, Inc.*	2,127,187	93,192,062
Intuitive Surgical, Inc.*	296,183	84,038,964
Invesco, Ltd.	3,528,093	74,901,414
Iron Mountain, Inc.	1,527,738	34,129,667
ITT Corp.	1,385,069	64,862,781
J.C. Penney Co., Inc.	1,784,743	48,509,315
Jabil Circuit, Inc.	1,465,090	21,111,947
Jacobs Engineering Group, Inc.*	944,111	36,537,096
Janus Capital Group, Inc.	1,387,529	15,193,443
JDS Uniphase Corp.*	1,691,969	20,963,496
Johnson & Johnson	20,827,292	1,290,459,012
Johnson Controls, Inc.	5,081,654	154,990,447
JPMorgan Chase & Co.	29,950,809	1,140,227,299
Juniper Networks, Inc.*	3,974,120	120,614,542
Kellogg Co.	1,927,178	97,341,761
KeyCorp	6,641,292	52,864,684
Kimberly-Clark Corp.	3,090,920	201,064,346
Kimco Realty Corp.	3,064,342	48,263,387
King Pharmaceuticals, Inc.*	1,883,457	18,759,232
KLA-Tencor Corp.	1,284,419	45,250,081
Kohl’s Corp.*	2,326,156	122,541,898
Kraft Foods, Inc. (Class A)	13,165,950	406,301,217
L-3 Communications Holdings, Inc.	874,884	63,227,867
Laboratory Corp. of America Holdings*	784,964	61,564,727
Legg Mason, Inc.	1,167,610	35,390,259
Leggett & Platt, Inc.	1,119,095	25,470,602
Lennar Corp. (Class A)	1,229,536	18,910,264
Leucadia National Corp.*	1,434,230	33,876,513
Lexmark International, Inc. (Class A)*	592,090	26,419,056
Life Technologies Corp.*	1,379,791	64,422,442
Limited Brands, Inc.	2,038,942	54,602,867
Lincoln National Corp.	2,396,522	57,324,806
Linear Technology Corp.	1,691,053	51,966,059
Lockheed Martin Corp.	2,241,528	159,776,116
Loews Corp.	2,391,998	90,656,724
Lorillard, Inc.	1,154,151	92,689,867
Lowe’s Cos., Inc.	10,593,735	236,134,353
LSI Corp.*	4,936,423	22,510,089
M & T Bank Corp.	628,746	51,437,710
Macy’s, Inc.	3,187,146	73,591,201
Marathon Oil Corp.	5,359,154	177,387,997
Marriott International, Inc. (Class A)	2,173,623	77,880,912
Marsh & McLennan Cos., Inc.	4,087,844	98,598,797
Marshall & Ilsley Corp.	3,982,562	28,037,236
Masco Corp.	2,709,787	29,834,755
Massey Energy Co.	779,109	24,167,961
MasterCard, Inc. (Class A)	730,537	163,640,288
Mattel, Inc.	2,755,038	64,633,191
McAfee, Inc.*	1,178,340	55,688,348
McCormick & Co., Inc.	1,000,041	42,041,724
McDonald’s Corp.	8,037,282	598,857,882
McKesson Corp.	1,972,182	121,841,404
Mead Johnson Nutrition Co.	1,545,224	87,938,698
MeadWestvaco Corp.	1,290,186	31,454,735

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

Common Stocks	Shares	Value

Medco Health Solutions, Inc.*	3,275,693	$170,532,578
Medtronic, Inc.	8,152,084	273,746,981
MEMC Electronic Materials, Inc.*	1,717,421	20,471,658
Merck & Co., Inc.	23,238,155	855,396,486
Meredith Corp.	278,415	9,274,004
MetLife, Inc.	6,852,787	263,489,660
MetroPCS Communications, Inc.*	1,974,981	20,658,301
Microchip Technology, Inc.	1,401,314	44,071,325
Micron Technology, Inc.*	6,453,001	46,526,137
Microsoft Corp.	57,576,043	1,410,037,293
Molex, Inc.	1,025,639	21,466,624
Molson Coors Brewing Co. (Class B)	1,191,750	56,274,435
Monsanto Co.	4,081,203	195,612,060
Monster Worldwide, Inc.*	952,198	12,340,486
Moody’s Corp.	1,485,614	37,110,638
Morgan Stanley	10,555,230	260,503,076
Motorola, Inc.*	17,555,751	149,750,556
Murphy Oil Corp.	1,446,857	89,589,385
Mylan, Inc.*	2,332,706	43,878,200
Nabors Industries, Ltd.*	2,152,067	38,866,330
National Semiconductor Corp.	1,796,501	22,941,318
National-Oilwell Varco, Inc.	3,165,270	140,759,557
NetApp, Inc.*	2,700,888	134,477,214
Newell Rubbermaid, Inc.	2,100,653	37,412,630
Newmont Mining Corp.	3,710,270	233,042,059
News Corp. (Class A)	17,234,680	225,084,921
NextEra Energy, Inc.	3,133,490	170,430,521
Nicor, Inc.	341,992	15,670,073
NIKE, Inc. (Class B)	2,933,997	235,130,520
NiSource, Inc.	2,093,683	36,430,084
Noble Energy, Inc.	1,318,864	99,033,498
Nordstrom, Inc.	1,258,091	46,800,985
Norfolk Southern Corp.	2,795,044	166,333,068
Northeast Utilities	1,327,980	39,268,369
Northern Trust Corp.	1,826,543	88,112,434
Northrop Grumman Corp.	2,220,729	134,642,799
Novell, Inc.*	2,635,995	15,736,890
Novellus Systems, Inc.*	725,528	19,284,534
NRG Energy, Inc.*	1,928,825	40,158,137
Nucor Corp.	2,380,670	90,941,594
NVIDIA Corp.*	4,321,486	50,474,956
NYSE Euronext	1,971,626	56,329,355
O’Reilly Automotive, Inc.*	1,043,080	55,491,856
Occidental Petroleum Corp.	6,133,434	480,247,882
Office Depot, Inc.*	2,083,480	9,584,008
Omnicom Group, Inc.	2,318,379	91,529,603
Oneok, Inc.	803,550	36,191,892
Oracle Corp.	29,224,833	784,686,766
Owens-Illinois, Inc.*	1,246,021	34,963,349
PACCAR, Inc.	2,756,207	132,711,367
Pactiv Corp.*	1,002,414	33,059,614
Pall Corp.	882,625	36,752,505
Parker-Hannifin Corp.	1,217,070	85,267,924
Patterson Cos., Inc.	704,406	20,181,232
Paychex, Inc.	2,429,386	66,783,821
Peabody Energy Corp.	2,030,278	99,503,925
People’s United Financial, Inc.	2,831,200	37,060,408
Pepco Holdings, Inc.	1,682,535	31,295,151
PepsiCo, Inc.	12,012,506	798,110,899
PerkinElmer, Inc.	887,992	20,548,135
Pfizer, Inc.	60,717,239	1,042,514,994
PG&E Corp.	2,957,097	134,311,346
Philip Morris International, Inc.	13,840,904	775,367,442
Pinnacle West Capital Corp.	819,449	33,818,660
Pioneer Natural Resources Co.	874,649	56,878,424
Pitney Bowes, Inc.	1,569,012	33,545,477
Plum Creek Timber Co., Inc.	1,231,124	43,458,677
PNC Financial Services Group, Inc.	3,972,513	206,213,150
Polo Ralph Lauren Corp.	496,452	44,611,177
PPG Industries, Inc.	1,256,746	91,491,109
PPL Corp.	3,650,662	99,407,526
Praxair, Inc.	2,310,752	208,568,476
Precision Castparts Corp.	1,073,729	136,739,388
priceline.com, Inc.*	365,901	127,457,954
Principal Financial Group, Inc.	2,415,993	62,622,539
Progress Energy, Inc.	2,169,007	96,347,291
ProLogis	3,592,484	42,319,462
Prudential Financial, Inc.	3,519,966	190,711,758
Public Service Enterprise Group, Inc.	3,822,006	126,431,958
Public Storage, Inc.	1,054,718	102,349,835
Pulte Group, Inc.*	2,400,329	21,026,882
QEP Resources, Inc.	1,319,807	39,778,983
QLogic Corp.*	842,827	14,867,468
QUALCOMM, Inc.	12,116,784	546,709,294
Quanta Services, Inc.*	1,587,594	30,291,294
Quest Diagnostics, Inc.	1,141,311	57,601,966
Qwest Communications International, Inc.	13,206,384	82,804,028
R.R. Donnelley & Sons Co.	1,555,505	26,381,365
RadioShack Corp.	946,872	20,196,780
Range Resources Corp.	1,204,543	45,929,225
Raytheon Co.	2,824,303	129,098,890
Red Hat, Inc.*	1,424,928	58,422,048
Regions Financial Corp.	9,486,361	68,965,844
Republic Services, Inc.	2,309,687	70,422,357

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

Common Stocks	Shares	Value

Reynolds American, Inc.	1,276,503	$75,811,513
Robert Half International, Inc.	1,135,206	29,515,356
Rockwell Automation, Inc.	1,077,596	66,520,001
Rockwell Collins, Inc.	1,189,188	69,270,201
Roper Industries, Inc.	709,167	46,223,505
Ross Stores Inc.	926,146	50,586,095
Rowan Cos., Inc.*	863,406	26,213,006
Ryder System, Inc.	399,919	17,104,536
Safeway, Inc.	2,934,957	62,103,690
SAIC, Inc.*	2,209,887	35,313,994
Salesforce.com, Inc.*	884,460	98,882,628
SanDisk Corp.*	1,737,535	63,680,658
Sara Lee Corp.	4,994,085	67,070,562
SCANA Corp.	857,573	34,577,343
Schlumberger, Ltd.	10,314,993	635,506,719
Scripps Networks Interactive (Class A)	676,028	32,165,412
Sealed Air Corp.	1,203,005	27,043,552
Sears Holdings Corp.*	333,187	24,036,110
Sempra Energy	1,869,289	100,567,748
Sherwin-Williams Co.	696,476	52,333,207
Sigma-Aldrich Corp.	917,038	55,370,754
Simon Property Group, Inc.	2,209,913	204,947,332
SLM Corp.*	3,668,920	42,376,026
Snap-on, Inc.	436,850	20,317,894
Southern Co.	6,226,135	231,861,267
Southwest Airlines Co.	5,623,182	73,494,989
Southwestern Energy Co.*	2,615,104	87,449,078
Spectra Energy Corp.	4,894,385	110,368,382
Sprint Nextel Corp.*	22,517,066	104,254,016
St. Jude Medical, Inc.*	2,468,297	97,102,804
Stanley Black & Decker, Inc.	1,253,154	76,793,277
Staples, Inc.	5,512,939	115,330,684
Starbucks Corp.	5,628,469	143,976,237
Starwood Hotels & Resorts Worldwide, Inc.	1,430,885	75,193,007
State Street Corp.(a)	3,790,256	142,741,041
Stericycle, Inc.*	639,787	44,452,401
Stryker Corp.	2,595,305	129,895,015
Sunoco, Inc.	910,200	33,222,300
SunTrust Banks, Inc.	3,775,064	97,509,903
SUPERVALU, Inc.	1,604,486	18,499,724
Symantec Corp.*	6,033,579	91,529,393
Sysco Corp.	4,468,466	127,440,650
T. Rowe Price Group, Inc.	1,960,296	98,142,219
Target Corp.	5,445,952	291,031,675
TECO Energy, Inc.	1,617,776	28,019,880
Tellabs, Inc.	2,914,180	21,710,641
Tenet Healthcare Corp.*	3,284,271	15,501,759
Teradata Corp.*	1,260,632	48,609,970
Teradyne, Inc.*	1,363,310	15,187,273
Tesoro Corp.	1,066,242	14,244,993
Texas Instruments, Inc.	9,021,437	244,841,800
Textron, Inc.	2,063,540	42,426,382
The AES Corp.*	5,046,217	57,274,563
The Allstate Corp.	4,062,271	128,164,650
The Bank of New York Mellon Corp.	9,158,986	239,324,304
The Boeing Co.	5,520,155	367,311,114
The Charles Schwab Corp.	7,392,082	102,749,940
The Coca-Cola Co.	17,421,165	1,019,486,576
The Dow Chemical Co.	8,720,747	239,471,713
The Estee Lauder Cos., Inc. (Class A)	860,896	54,434,454
The Gap, Inc.	3,390,289	63,194,987
The Goldman Sachs Group, Inc.	3,887,678	562,080,485
The Goodyear Tire & Rubber Co.*	1,837,078	19,748,589
The Hershey Co.	1,163,752	55,382,958
The Interpublic Group of Cos., Inc.*	3,696,339	37,074,280
The JM Smucker Co.	900,292	54,494,675
The Kroger Co.	4,880,845	105,719,103
The McGraw-Hill Cos., Inc.	2,383,048	78,783,567
The NASDAQ OMX Group, Inc.*	1,100,702	21,386,640
The New York Times Co. (Class A)*	878,779	6,801,749
The Procter & Gamble Co.	21,432,199	1,285,288,974
The Progressive Corp.	5,063,039	105,665,624
The Travelers Cos., Inc.	3,549,096	184,907,902
The Walt Disney Co.	14,436,287	477,985,463
The Washington Post Co. (Class B)	45,284	18,086,882
The Western Union Co.	5,075,927	89,691,630
The Williams Cos., Inc.	4,412,119	84,315,594
Thermo Fisher Scientific, Inc.*	3,099,717	148,414,450
Tiffany & Co.	960,305	45,124,732
Time Warner Cable, Inc.	2,673,913	144,364,563
Time Warner, Inc.	8,490,997	260,249,058
Titanium Metals Corp.*	638,265	12,739,769
TJX Cos., Inc.	3,024,687	134,991,781
Torchmark Corp.	623,210	33,117,379
Total System Services, Inc.	1,244,016	18,958,804
Tyco International, Ltd.	3,757,814	138,024,508
Tyson Foods, Inc. (Class A)	2,307,637	36,968,345
U.S. Bancorp	14,474,869	312,946,668
Union Pacific Corp.	3,756,509	307,282,436
United Parcel Service, Inc. (Class B)	7,479,692	498,820,660

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

Common Stocks	Shares	Value

United States Steel Corp.	1,082,983	$47,477,975
United Technologies Corp.	7,017,608	499,864,218
UnitedHealth Group, Inc.	8,490,015	298,084,427
Unum Group	2,514,259	55,690,837
Urban Outfitters, Inc.*	982,167	30,879,330
V.F. Corp.	666,038	53,962,399
Valero Energy Corp.	4,270,490	74,776,280
Varian Medical Systems, Inc.*	932,943	56,443,052
Ventas, Inc.	1,184,349	61,076,878
VeriSign, Inc.*	1,313,013	41,675,033
Verizon Communications, Inc.	21,346,060	695,668,095
Viacom, Inc. (Class B)	4,588,268	166,049,419
Visa, Inc. (Class A)	3,766,647	279,711,206
Vornado Realty Trust	1,226,789	104,927,263
Vulcan Materials Co.	964,894	35,623,886
W.W. Grainger, Inc.	449,772	53,572,343
Wal-Mart Stores, Inc.	15,088,425	807,532,506
Walgreen Co.	7,388,179	247,503,997
Waste Management, Inc.	3,648,080	130,382,379
Waters Corp.*	701,650	49,662,787
Watson Pharmaceuticals, Inc.*	809,089	34,232,556
WellPoint, Inc.*	3,019,057	170,999,389
Wells Fargo & Co.	39,542,102	993,693,023
Western Digital Corp.*	1,730,191	49,120,123
Weyerhaeuser Co.	4,083,031	64,348,569
Whirlpool Corp.	567,055	45,908,773
Whole Foods Market, Inc.*	1,097,166	40,715,830
Windstream Corp.	3,648,724	44,842,818
Wisconsin Energy Corp.	882,589	51,013,644
Wyndham Worldwide Corp.	1,359,107	37,334,669
Wynn Resorts, Ltd.	570,878	49,535,084
Xcel Energy, Inc.	3,470,971	79,728,204
Xerox Corp.	10,416,514	107,810,920
Xilinx, Inc.	1,955,473	52,035,137
XL Group PLC	2,584,499	55,980,248
Yahoo!, Inc.*	10,232,092	144,988,744
Yum! Brands, Inc.	3,531,207	162,647,394
Zimmer Holdings, Inc.*	1,532,090	80,174,270
Zions Bancorporation	1,304,712	27,868,648

Total Common Stocks (b) (Cost $80,279,228,597)		$78,077,851,159

 *   Non-income producing security

(a)	Affiliated Issuer. See following table for more information.
(b)	The values of the securities of the Trust are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

Transactions with Affiliates
SPDR S&P 500 ETF Trust has invested in a company affiliated with the Trustee, State Street Corp. Amounts related to these investments at September 30, 2010, and for the year then ended are:

Number
	Number of							of Shares
	Shares Held	Cost at	Value at	Purchased		Sold		Held at	Value at	Dividend	Realized
	at 9/30/09	9/30/09	9/30/09	Cost	Shares	Proceeds	Shares	9/30/10	9/30/10	Income	Gain

State Street Corp.	3,793,465	$164,567,461	$199,536,259	$310,957,645	7,581,766	$310,564,549	7,584,975	3,790,256	$142,741,041	$155,923	$8,836,491

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

INDUSTRY**	VALUE

Oil, Gas and Consumable Fuels	$7,120,276,046
Pharmaceuticals	4,747,336,908
Computers & Peripherals	3,447,937,274
Insurance	3,185,595,032
Diversified Financial Services	3,174,313,156
Software	3,036,160,591
IT Services	2,449,952,006
Media	2,399,777,059
Diversified Telecommunication Services	2,250,210,605
Commercial Banks	2,137,843,028
Aerospace and Defense	2,129,109,964
Beverages	2,085,917,357
Industrial Conglomerates	1,959,873,295
Food & Staples Retailing	1,947,664,309
Semiconductors & Semiconductor Equipment	1,911,932,756
Capital Markets	1,865,147,427
Communications Equipment	1,847,712,736
Household Products	1,839,516,301
Health Care Providers & Services	1,585,938,804
Machinery	1,578,043,101
Chemicals	1,566,879,449
Specialty Retail	1,564,996,927
Electric Utilities	1,535,740,956
Internet Software & Services	1,469,256,438
Food Products	1,454,463,190
Energy Equipment & Services	1,415,264,981
Hotels, Restaurants & Leisure	1,348,243,015
Health Care Equipment & Supplies	1,339,779,461
Tobacco	1,321,624,492
Real Estate Investment Trusts (REITs)	1,148,368,194
Multi-Utilities	1,108,540,420
Biotechnology	1,098,687,788
Metals & Mining	893,211,733
Air Freight & Logistics	862,979,260
Multiline Retail	671,715,012
Road & Rail	649,220,415
Internet & Catalog Retail	591,858,639
Consumer Finance	577,897,145
Electronic Equipment, Instruments & Components	439,766,326
Textiles, Apparel & Luxury Goods	430,137,396
Electrical Equipment	412,245,202
Commercial Services & Supplies	397,671,926
Automobiles	368,721,374
Household Durables	322,937,464
Life Sciences Tools & Services	283,047,814
Wireless Telecommunication Services	281,091,798
Auto Components	174,739,036
Containers & Packaging	162,306,890
Personal Products	158,339,620
Independent Power Producers & Energy Traders	146,460,455
Construction & Engineering	133,735,248
Leisure Equipment & Products	120,315,037
Trading Companies & Distributors	113,054,826
Office Electronics	107,810,920
Paper & Forest Products	103,189,628
Diversified Consumer Services	101,923,878
Professional Services	87,604,325
Thrifts & Mortgage Finance	86,012,148
Airlines	73,494,989
Distributors	53,511,121
Gas Utilities	51,861,965
Health Care Technology	43,339,932
Real Estate Management & Development	40,087,930
Construction Materials	35,623,886
Building Products	29,834,755

TOTAL	$78,077,851,159

*	SPDR S&P 500 ETF Trust’s industry breakdown is expressed as market value by industry and may change over time.

**	Each security is valued based on Level 1 inputs.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Statement of Assets and Liabilities
September 30, 2010

ASSETS
Investments in unaffiliated issuers, at value	$77,935,110,118
Investments in affiliated issuers, at value	142,741,041

Total investments	78,077,851,159
Cash	467,823,962
Dividends receivable — unaffiliated issuers	97,267,765
Dividends receivable — affiliated issuers	38,675

Total Assets	78,642,981,561

LIABILITIES
Payable for investments purchased	5,931,706
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	527,194
Income distribution payable	426,267,165
Accrued trustee expense	3,008,238
Accrued expenses and other liabilities	16,365,856

Total Liabilities	452,100,159

NET ASSETS	$78,190,881,402

NET ASSETS CONSIST OF:
Paid in Capital (Note 4)	$89,077,858,400
Distribution in excess of net investment income	(426,704,977)
Accumulated net realized gain on investments	(8,258,894,583)
Net unrealized depreciation on investments	(2,201,377,438)

NET ASSETS	$78,190,881,402

NET ASSET VALUE PER UNIT	$114.13

UNITS OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR VALUE	685,082,116

COST OF INVESTMENTS:
Unaffiliated issuers	$80,105,431,548
Affiliated issuers	173,797,049

Total Cost of Investments	$80,279,228,597

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Statement of Operations

	For the	For the	For the
	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,
	2010	2009	2008

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$1,516,348,569	$1,899,322,298	$1,628,431,147
Dividend income — affiliated issuers	155,923	2,239,900	2,890,454

Total Investment Income	1,516,504,492	1,901,562,198	1,631,321,601

EXPENSES
Trustee expense	40,693,484	37,299,801	36,310,380
S&P license fee	21,931,368	21,492,906	23,977,390
Marketing expense	14,620,912	14,233,147	18,115,010
Legal and audit services	422,917	277,642	155,059
Other expenses	1,543,741	1,050,269	2,341,136

Total Expenses	79,212,422	74,353,765	80,898,975
Trustee expense waiver	(10,128,612)	(7,102,147)	(6,923,474)

Net Expenses	69,083,810	67,251,618	73,975,501

NET INVESTMENT INCOME	1,447,420,682	1,834,310,580	1,557,346,100

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	16,730,164,234	(44,584,311,986)	(8,458,807,396)
Investment transactions — affiliated issuers	8,836,491	(166,785,981)	19,363,771
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(11,825,602,638)	29,208,992,488	(12,549,019,477)
Investment transactions — affiliated issuers	(66,024,806)	90,665,805	(54,343,615)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	4,847,373,281	(15,451,439,674)	(21,042,806,717)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,294,793,963	$(13,617,129,094)	$(19,485,460,617)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Statements of Changes in Net Assets

	For the	For the	For the
	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,
	2010	2009	2008

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,447,420,682	$1,834,310,580	$1,557,346,100
Net realized gain (loss) on investment transactions	16,739,000,725	(44,751,097,967)	(8,439,443,625)
Net change in unrealized appreciation (depreciation)	(11,891,627,444)	29,299,258,293	(12,603,363,092)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,294,793,963	(13,617,129,094)	(19,485,460,617)

NET EQUALIZATION CREDITS AND CHARGES	102,137,436	79,929,657	218,645,921

DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(1,549,861,683)	(1,938,730,332)	(1,782,447,532)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from sale of Units	400,829,082,743	343,468,772,184	445,910,262,535
Proceeds from reinvestment of distributions	2,216,596	12,270,791	13,008,992
Cost of Units repurchased	(399,041,216,070)	(349,232,583,429)	(410,330,564,199)
Net income equalization (Note 2)	(102,137,436)	(79,929,657)	(218,645,921)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	1,687,945,833	(5,831,470,111)	35,374,061,407

NET INCREASE (DECREASE) IN NET ASSETS DURING PERIOD	6,535,015,549	(21,307,399,880)	14,324,799,179
NET ASSETS AT BEGINNING OF PERIOD	71,655,865,853	92,963,265,733	78,638,466,554

NET ASSETS END OF PERIOD*	$78,190,881,402	$71,655,865,853	$92,963,265,733

UNIT TRANSACTIONS:
Units sold	3,614,350,000	3,788,050,000	3,304,850,000
Units issued from reinvestment distributions	21,395	135,148	95,213
Units redeemed	(3,607,000,000)	(3,908,300,000)	(3,022,850,000)

NET INCREASE (DECREASE)	7,371,395	(120,114,852)	282,095,213

* Includes undistributed (distribution in excess of) net investment income	$(426,704,977)	$(336,373,142)	$(439,719,151)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each year

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2010	2009	2008	2007	2006

Net asset value, beginning of year	$105.73	$116.52	$152.48	$133.53	$122.85

Investment Operations:
Net investment income(1)	2.20	2.32	2.72	2.66	2.32
Net realized and unrealized gain (loss) on investments	8.24	(10.90)	(36.28)	18.75	10.54

Total from investment operations	10.44	(8.58)	(33.56)	21.41	12.86

Net equalization credits and charges(1)	0.16	0.10	0.38	0.26	0.15

Less distributions from:
Net investment income	(2.20)	(2.31)	(2.78)	(2.72)	(2.33)

Net asset value, end of year	$114.13	$105.73	$116.52	$152.48	$133.53

Total investment return(2)	10.08%	(6.90)%	(21.84)%	16.31%	10.64%

Ratios and supplemental data
Ratio to average net assets:
Net investment income	1.98%	2.58%	1.99%	1.86%	1.83%
Total expenses(3)	0.09%	0.09%	0.09%	0.08%	0.08%
Total expenses excluding Trustee earnings credit	0.11%	0.10%	0.11%	0.11%	0.10%
Total expenses excluding Trustee earnings credit and fee waivers	0.11%	0.10%	0.11%	0.12%	0.12%
Portfolio turnover rate(4)	5.38%	6.68%	4.56%	2.95%	3.70%
Net assets, end of year (000’s)	$78,190,881	$71,655,866	$92,963,266	$78,638,467	$57,585,885

(1)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total return is calculated assuming a purchase of a Unit at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of each Trust. Broker commission charges are not included in this calculation.

(3)	Net of expenses reimbursed by the Trustee.

(4)	Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Notes to Financial Statements
September 30, 2010

Note 1 —	Organization
SPDR S&P 500 ETF Trust (the “Trust”), formerly the SPDR Trust, Series 1, is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Composite Price Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (“Trust Agreement”), PDR Services, LLC, as Sponsor of the Trust (“Sponsor”), and State Street Bank and Trust Company, as Trustee of the Trust (“Trustee”), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of material loss to be remote.

Note 2 —	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation
The value of the Trust’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trustee believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Trustee has established a Pricing and Investment Committee (the “Committee”) for the purpose of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, the Trust’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Trust continues to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides the Trust the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
September 30, 2010

Note 2 —	Significant Accounting Policies – (continued)

use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Trust’s net assets are computed and that may materially affect the value of the Trust’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value and the prices used by the S&P 500 Index, which, in turn, could result in a difference between the Trust’s performance and the performance of the S&P 500 Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Trust’s investments by industry.

Subsequent Events
Management has determined that there are no subsequent events or transactions that would have materially impacted the Trust’s financial statements as presented.

Investment Risk
The Trust’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the S&P 500 Index.

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
September 30, 2010

Note 2 —	Significant Accounting Policies – (continued)

Investment Transactions
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Effective October 30, 2009, the Trust’s Dividend Reinvestment Service was discontinued. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional Units may be purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Equalization
The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units.

Federal Income Tax
The Trust has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from those determined in accordance with U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for tax equalization, in-kind transactions, real estate investment trusts (REITs) and losses deferred due to wash sales. Net investment income per unit calculations in the financial highlights for all years presented exclude these differences.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2010 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Trust’s major tax jurisdictions, which include the United States of America and the State of New York.

During the year ended September 30, 2010, the Trust reclassified $16,298,648,778 of non-taxable net security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities. At September 30, 2010, the cost of investments for federal income tax purposes was $80,288,348,453 accordingly, gross unrealized appreciation was $1,844,782,188 and gross unrealized depreciation was $4,055,279,482, resulting in net unrealized depreciation of $2,210,497,294.

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
September 30, 2010

Note 2 —	Significant Accounting Policies – (continued)

At September 30, 2010, the Trust had capital loss carryforwards which may be used to offset any net realized gains, expiring September 30:

2011	$1,530,834,020
2012	445,024,832
2013	380,379,645
2014	1,174,140,896
2015	1,056,971,322
2016	917,820,735
2017	2,553,965,847
2018	190,637,430

During the tax year ended September 30, 2010, the Trust had $472,492,447 of capital loss carryforward expire.
The tax character of distributions paid during the year ended September 30, 2010 was $1,549,861,683 of ordinary income.
The tax character of distributions paid during the year ended September 30, 2009 was $1,938,730,332 of ordinary income.
The tax character of distributions paid during the year ended September 30, 2008 was $1,782,447,532 of ordinary income.

As of September 30, 2010, the components of distributable earnings (excluding unrealized appreciation/(depreciation)) on the tax basis were undistributed ordinary income of $0, undistributed long term capital gain of $0 and unrealized depreciation of $2,210,497,294.

Note 3 —	Transactions with the Trustee and Sponsor
In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2010:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust

$0 - $499,999,999	10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999	8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above	6/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2010, the Adjustment Amount reduced the Trustee’s fee by $4,324,987. The Adjustment Amount included an excess of net transaction fees from processing orders of $3,954,228 and a Trustee earnings credit of $370,759. Prior to 2008, the Trustee earnings credit was presented separately on the Statement of Operations.

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
September 30, 2010

Note 3 —	Transactions with the Trustee and Sponsor – (continued)

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year through February 1, 2011, so that the total operating expenses would not exceed 9.45/100 of 1% (0.0945%) per annum of the daily net asset value. The total amount of such reimbursement by the Trustee for the years ended September 30, 2008, September 30, 2009 and September 30, 2010 was $6,923,474, $7,102,147 and $10,128,612, respectively. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the Trustee may discontinue the voluntary waiver.

Standard and Poor’s (“S&P”), a division of The McGraw Hill Companies, Inc. and State Street Global Markets, LLC (“SSGM”) have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of S&P in connection with the Portfolio. The Trustee, on behalf of the Trust, NYSE Arca, Inc. (“NYSE Arca”) and the Sponsor have each received a sublicense from SSGM and S&P for the use of the S&P 500 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual fee of $600,000.

Transactions with Affiliated Issuers
The Trust has invested in securities issued by an affiliate of the Trustee. Investments in State Street Corp., the holding company of the Trustee, were made according to its representative portion of the S&P 500 Index. The market value of these investments at September 30, 2010 is listed in the Schedule of Investments.

Note 4 —	Shareholder Transactions
Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the clearing process per participating party per day, regardless of the number of Creation Units created or redeemed. In the case of redemptions outside the clearing process, the Transaction Fee plus an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit per Creation Unit redeemed, and such amount is deducted from the amount delivered to the redeemer. Transaction fees are received by the Trustee and used to defray the expense of processing orders.

Note 5 —	Investment Transactions
For the year ended September 30, 2010, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $150,305,793,354, $148,622,099,864, $4,374,016,308, and $3,863,767,068, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $16,364,147,640.

Report of Independent Registered Public Accounting Firm

To the Trustee and Unitholders of
SPDR S&P 500 ETF Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR S&P 500 ETF Trust (the “Trust”) at September 30, 2010, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 23, 2010

SPDR S&P 500 ETF Trust
Other Information
September 30, 2010 (Unaudited)

For Federal income tax purposes, the percentage of Trust distributions which qualify for the corporate dividends paid deduction for the fiscal year ended September 30, 2010 is 98.16%.

For the fiscal year ended September 30, 2010 certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2010 Form 1099-DIV.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
Bid/Ask Price(1) vs. Net Asset Value (“NAV”)
AS OF SEPTEMBER 30, 2010

	Bid/Ask Price			Bid/Ask Price
	Above NAV			Below NAV
	50 - 99	100 - 199	> 200	50 - 99	100 - 199	> 200
	BASIS	BASIS	BASIS	BASIS	BASIS	BASIS
	POINTS	POINTS	POINTS	POINTS	POINTS	POINTS

2010	0	0	0	0	0	0
2009	0	0	0	0	0	0
2008	3	4	1	5	1	0
2007	0	0	0	0	0	0
2006	0	0	0	0	0	0

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax returns at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future.

Cumulative Total Return
	1 Year	5 Year	10 Year

SPDR S&P 500 ETF Trust
Return Based on NAV	10.08%	3.03%	−4.79%
Return Based on Bid/Ask Price	10.22%	3.00%	−4.68%
S&P 500 Index	10.16%	3.22%	−4.23%

Average Annual Total Return
	1 Year	5 Year	10 Year

SPDR S&P 500 ETF Trust
Return Based on NAV	10.08%	0.60%	−0.49%
Return Based on Bid/Ask Price	10.22%	0.59%	−0.48%
S&P 500 Index	10.16%	0.64%	−0.43%

(1)	The Bid/Ask Price is the midpoint of the Consolidated Bid/Ask price at the time the Trust’s NAV is calculated. From April 3, 2001 to November 28, 2008, the Bid/Ask was the Bid/Ask price on the NYSE Amex (formerly the American Stock Exchange), ordinarily 4:00 p.m. Prior to April 3, 2001, the Bid/Ask price was the Bid/Ask price on the close of trading on the American Stock Exchange, ordinarily 4:15 p.m.

SPDR S&P 500 ETF Trust

Sponsor
PDR Services LLC
c/o NYSE Euronext
11 Wall Street
New York, NY 10005

Trustee
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Distributor
ALPS Distributors, Inc.
1290 Broadway Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Legal Counsel
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022

SPDRAR